Balances and transactions with related parties: Additional information (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Explanation of nature and extent of renewal and termination options	The agreement is for an initial term of 15 years and renews automatically for subsequent five year periods, unless one of the parts issues the other a cancellation notice within a determined term prior to the programmed expiration date. The Company can only exercise its termination right through a resolution of the shareholders
Explanation of significant terms of service concession arrangement that may affect amount, timing and certainty of future cash flows	In accordance with the contract, the Company agreed to pay an annual compensation equivalent to the higher of a fixed amount or 5% of the consolidated income of the Company before deducting the compensation for technical assistance and before the comprehensive financial result, IT, depreciation and amortization, determined in accordance with financial reporting standards applicable in Mexico. Beginning in 2003, the minimum fixed amount is of USD2 million (Ps.37.7 million pesos).
Key management personnel compensation	$ 41,411	$ 53,268	$ 34,879
Technical assistance amount	404,086	386,249	346,487
Aerostar and Airplan
Disclosure of transactions between related parties [line items]
Key management personnel compensation	17,381	16,350	3,268
Inversiones y Tecnicas Aeroportuarias, S. A. de C. V.
Disclosure of transactions between related parties [line items]
Technical assistance amount	$ 404,086	$ 386,249	$ 346,487